Critical Accounting Estimates and Judgements - Summary of Assumptions Used to Estimate Fair Value of Share Options Granted (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr		10
Total fair value of options granted | $	[1]		$ 6,716
Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total fair value of options granted | $		$ 8,567
Founders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total fair value of options granted | $		$ 43,887
Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)	[1]		$ 1,634
Exercise price ($)	[1]		$ 1,793
Volatility	[1]		35.00%
Expected life of share option (years) | yr	[1]		2
Annual risk free interest rate	[1]		0.20%
Bottom of range [member] | Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)		$ 1.37
Exercise price ($)		$ 9.89
Expected life of share option (years) | yr		4
Annual risk free interest rate		0.78%
Bottom of range [member] | Founders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)		$ 1.26
Exercise price ($)		$ 16.96
Expected life of share option (years) | yr		4
Annual risk free interest rate		0.78%
Top of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)	[1]		$ 3,861
Exercise price ($)	[1]		$ 3,861
Volatility	[1]		40.00%
Expected life of share option (years) | yr	[1]		2.5
Annual risk free interest rate	[1]		1.60%
Top of range [member] | Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)		$ 4.02
Exercise price ($)		$ 16.39
Volatility		40.00%
Expected life of share option (years) | yr		6.25
Annual risk free interest rate		1.22%
Top of range [member] | Founders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)		$ 2.85
Exercise price ($)		$ 17.05
Volatility		40.00%
Expected life of share option (years) | yr		6.25
Annual risk free interest rate		1.22%

[1]	Amounts not adjusted for 2021 share splits